SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION [Abstract]
SHARE-BASED COMPENSATION
13. SHARE-BASED COMPENSATION

2007 Share Plan and 2011 Share Plan

On June 7, 2007, the Board of Directors of the Company passed a resolution to adopt the 2007 Global Share Plan (the “2007 Share Plan”) that provides for the granting of options to selected employees, directors and non-employee consultants to acquire common shares of the Company at exercise prices determined by the Board or the administrator appointed by the Board at the time of grant. Upon this resolution, the Board of Directors and shareholders authorized and reserved 10,000,000 common shares for the issuance under the 2007 Share Plan. On December 15, 2007, the Board of Directors passed a resolution to increase the number of shares reserved for issuance under the Plan to 21,176,471 common shares. On April 26, 2010, December 15, 2010 and February 28, 2011, the Board of Director of the Company passed resolutions to increase the number of shares reserved for issuance under the 2007 Share Plan to 26,415,442, 36,415,442 and 44,415,442 common shares, respectively. As of December 31, 2015 and 2016, no awards remain available for future grants under the 2007 Share Plan.

On March 15, 2011, the Board of Directors of the Company passed a resolution to adopt the 2011 Share Incentive Plan (the “2011 Share Plan”) that provides for the granting of options, restricted shares or restricted share units (collectively the “Awards”) to selected employees, directors, and non-employee consultants to acquire common shares of the Company. The exercise prices of the options are determined by the Board or the administrator appointed by the Board at the time of grant. Upon this resolution, the Board of Directors and shareholders authorized and reserved 13,000,000 common shares for the issuance under the 2011 Share Plan. The Company may grant Awards that entitle holders up to 13 million shares (the “Authorized Grant Pool”). For every year thereafter, starting in 2012, the Company may add up to a certain number of shares to the Authorized Grant Pool (the “Annual Increase Amount”). The Annual Increase Amount is defined as the number of shares underlying all awards granted in the previous year that are still outstanding. As of December 31, 2014, 2015 and 2016, awards available for future grants under the 2011 Share Plan amounted to 11,512,160, 8,944,211 and 13,767,915 common shares respectively.

Vesting of Awards

All Company’s Awards will be exercisable only if Award holder continues employment or non-employee consultant provides service through each vesting date. Granted Awards follow any of the following vesting schedules below:

Schedule I:

1. 25% of the Awards will become vested on the first-year anniversary of the vesting commencement date;

2. 1/48 of the Awards will become vested each month on the same day of the month as the vesting commencement date over a three-year period thereafter, until fully vested (4 years) or vesting terminates pursuant to terms of the 2007 Share Plan or 2011 Share Plan.

Schedule II:

1. 100% of the Awards will become vested on the first-year anniversary of the vesting commencement date.

Schedule III:

1. 100% of the Awards will become vested when granted and not subject to any vesting terms.

Schedule IV:

1. 1/16 of the Awards will become vested each calendar quarter on the same day of the quarter as the vesting commencement date over a four-year period thereafter, until fully vested (4 years) or vesting terminates pursuant to terms of 2007 Share Plan.

Schedule V:

1. 1/24 of the Awards will become vested each calendar quarter on the same day of the quarter as the vesting commencement date over a six-year period thereafter, until fully vested (6 years) or vesting terminates pursuant to terms of 2007 Share Plan.

Schedule VI:

1. 25% of the Awards will become vested when granted and not subject to any vesting terms;

2. 3/48 of the Awards will become vested each quarter on the same day of the quarter as the vesting commencement date over a three-year period thereafter, until fully vested (3 years) or vesting terminates pursuant to terms of 2011 Share Plan.

Schedule VII:

1. 1/24 of the Awards will become vested each month on the same day of the month as the vesting commencement date over a two-year period thereafter, until fully vested (2 years) or vesting terminates pursuant to terms of 2011 Share Plan.

Schedule VIII:

1. 25% of the Awards will become vested on the first-year anniversary of the vesting commencement date;

2. 3/48 of the Awards will become vested each quarter on the same day of the quarter as the vesting commencement date over a three-year period thereafter, until fully vested (4 years) or vesting terminates pursuant to terms of 2011 Share Plan.

Schedule IX:

1. 25% of the Awards will become vested when granted and not subject to any vesting terms;

2. 1/12 of the Awards will become vested each quarter on the same day of the quarter as the vesting commencement date over a three-year period thereafter, until fully vested (3 years) or vesting terminates pursuant to terms of 2011 Share Plan.

Schedule X:

1. 50% of the Awards will become vested at the end of the first quarter of 2014;

2. 50% of the Awards will become vested at the end of the second quarter of 2014;

Schedule XI:

1. 50% of the Awards will become vested when granted and not subject to any vesting terms;

2. 3/24 of the Awards will become vested each year on the same day of the vesting commencement date over a four-year period thereafter, until fully vested (4 years) or vesting terminates pursuant to terms of 2011 Share Plan.

Schedule XII:

1. 25% of the Awards will become vested on each anniversary of the vesting commencement date over a four-year period thereafter, until fully vested (4 years) pursuant to terms of 2011 Share Plan.

Other Share Awards

a.	Share Awards to Co-Chief Executive Officer

The Company totally granted 19,000,000 restricted shares to the former Co-Chief Executive Officer (“Co-CEO”) of the Company

On May 1, 2015, the Co-CEO resigned from his position of the Company. The unvested restricted shares subject to the service conditions were forfeited.

Compensation expense of US$3,291, US$(5,422) and US$ nil were recognized relating to the 19,000,000 restricted shares for the years ended December 31, 2014, 2015 and 2016.

b.	Share Awards in connection with business acquisition

In May 2012, the Company granted 2,875,000 restricted shares to the selling shareholder of NationSky as a result of acquiring 55% equity interest in NationSky, of which 1,725,000 restricted shares are subject to a four-year service condition. 25% of 1,725,000 will vest on the first anniversary of the acquisition date and 1/48 of 1,725,000 will vest each month over a three-year period thereafter. The remaining 1,150,000 restricted shares are subject to both service and performance conditions from year 2012 through year 2013 and will vest immediate when the performance conditions are satisfied. In July 2013, the Company granted 3,705,882 restricted shares to the selling shareholder of NationSky as a result of acquiring the remaining 45% equity interest, all of which are subject to both service and performance conditions from the year 2013 through the year 2014 and will vest immediate when the performance conditions are satisfied.

In December 2015, The Group divested 100% equity interests of NationSky. The unvested restricted shares of 1,725,000 subject to the service conditions were forfeited.

In November 2012, the Company granted 18,519,971 restricted shares to the selling shareholder of FL Mobile and Red, of which 6,173,324 restricted shares are subject to a four-year service condition. Every 25% of 6,173,324 rescheduled to vest at the end of each calendar year commencing from year of the acquisition over a four-year period. The remaining 12,346,647 restricted shares are subject to both performance and service conditions from year 2013 to year 2014 and will vest immediately when the performance conditions are satisfied. In 2013, the Company also granted 3,169,734 restricted shares, which vested immediately, to FL Mobile to reward its outstanding performance in 2013.

In March 2013, the Company granted 2,020,365 restricted shares to the selling shareholder of Fanyue for acquiring 51% of the equity interest in Fanyue, of which 808,145 restricted shares are subject to a four-year service condition. Every 25% of 808,145 will vest at the end of each calendar year commencing from year of the acquisition over a four-year period. The remaining 1,212,220 restricted shares are subject to both performance and service conditions from the year 2013 through year 2014 and will vest immediately when the performance conditions are satisfied. In September 2013, the Company granted 2,296,930 restricted shares and a variable number of restricted shares up to the maximum of 15,365,703 to the selling shareholder of Fanyue as a result of acquiring the remaining 49% equity interest, all of which are subject to both service and performance conditions from the year 2014 through the year 2015.

In September 2013, the Company granted 4,100,228 restricted shares and a variable number of restricted shares up to the maximum of 6,833,713 to the selling shareholders of Best Partners, of which 1,537,586 restricted shares are subject to a three-year service condition and will vest ratably over three-year period on each anniversary of the acquisition date. The remaining restricted shares are subject to both service conditions and performance conditions and will vest immediately when the performance conditions are satisfied.

In October 2013, the Company granted 969,977 restricted shares and a variable number of restricted shares up to the maximum of 2,781,696 to the selling shareholders of Ruifeng, of which 387,991 restricted shares are subject to a four-year service condition and will vest ratably over a four-year period on each anniversary of the acquisition date. The remaining restricted shares are subject to both performance and service conditions from the year 2013 through the year 2015 and will vest immediately when the performance conditions are satisfied.

In November 2013, the Company granted 2,888,000 restricted shares to the selling shareholders of Yinlong due to achievement of performance conditions and service conditions, which will vest ratably each fiscal quarter over a two-year period, commencing from the next fiscal quarter after performance conditions are satisfied. In May 2014, the Company granted 428,570 restricted shares to the selling shareholders of Yinlong due to the achievement of performance conditions and service conditions and in connection with acquiring the remaining 45% of the equity interest in Yinlong, which restricted shares will vest immediately when the performance and service conditions are satisfied.

In January 2014, the Company granted 948,510 restricted shares and a variable number of restricted shares up to the maximum of 3,252,030 restricted shares to the selling shareholders of Trustek for acquiring 100% of the equity interest in Trustek. These 4,200,540 restricted shares are subject to both performance and service conditions from the year 2014 through year 2015 and will vest immediately when the performance and service conditions are satisfied.

In May 2014, the Company granted 1,614,290 restricted shares to the selling shareholders of Yipai for acquiring 70% of the equity interest in Yipai. These 1,614,290 restricted shares are subject to both performance and service conditions from the year 2014 through year 2016 and vest immediately when the performance and service conditions are satisfied.

For restricted shares granted in connection with the above acquisition activities, the value of the restricted shares is determined on the fair value of the acquisition date, on which all criteria for establishing the grant dates were satisfied. The value of restricted shares subject to service condition attached is recognized as the compensation expense using the graded-vesting method. The value of restricted shares with performance conditions attached is recognized as compensation expense using the graded-vesting method only when the achievement of performance conditions becomes probable. The Company performs assessment of probability on a quarterly basis and recognizes the compensation expenses on a prospective basis.

The Company recognized compensation expenses of US$70,710, US$10,685 and US$1,286 for the years ended December 31, 2014, 2015 and 2016, respectively. The total unrecognized compensation expenses relating to these restricted shares amounted to US$80 as of December 31, 2016 and are expected to be recognized over a weighted-average period of 0.8 years as of December 31, 2016.

Summary of Share Option Activities

The following tables summarize the Group’s share option activities for the years ended December 31, 2014, 2015 and 2016:

			Weighted Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual Life	Aggregate
Granted to Employees	Shares	Price	(Years)	Intrinsic Value
		US$	US$	US$
Outstanding as of December 31, 2013	27,390,791	1.20	7.80	47,769
Options granted	62,500	1.31	—	—
Options exercised	(1,725,295)	0.39	—	—
Options forfeited or cancelled	(2,124,020)	1.71	—	—
Outstanding as of December 31, 2014	23,603,976	1.21	6.77	—
Options granted	300,000	0.74	—	—
Options exercised	(339,480)	0.52	—	—
Options forfeited or cancelled	(1,320,303)	1.33	—	—
Outstanding as of December 31, 2015	22,244,193	1.21	5.76	—
Options granted	477,040	0.76	—
Options exercised	(49,250)	0.37	—	—
Options forfeited or cancelled	(62,570)	1.43	—	—
Outstanding as of December 31, 2016	22,609,413	1.20	4.85	—
Vested and exercisable as of December 31, 2014	16,777,799	1.14	6.52	—
Vested and exercisable as of December 31, 2015	19,881,566	1.17	5.67	—
Vested and exercisable as of December 31, 2016	21,997,390	1.20	4.76	—

			Weighted Average
		Weighted	Remaining
	Number of	Average Exercise	Contractual Life	Aggregate
Granted to Non-Employees	Shares	Price	(Years)	Intrinsic Value
		US$	US$	US$
Outstanding as of December 31, 2013	2,968,750	1.04	8.30	5,639
Options exercised	(1,250,000)	0.96
Outstanding as of December 31, 2014	1,718,750	1.10	7.47	—
Outstanding as of December 31, 2015	1,718,750	1.10	6.47	—
Options granted	500,000	0.7
Outstanding as of December 31, 2016	2,218,750	1.01	4.31	—
Vested and exercisable as of December 31, 2014	990,104	1.08	7.40	—
Vested and exercisable as of December 31, 2015	1,493,229	1.08	6.40	—
Vested and exercisable as of December 31, 2016	1,703,646	1.30	5.57	—

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day of each year end and the exercise price. The total intrinsic values of options exercised during the years ended December 31, 2014, 2015 and 2016 were US$5,129, US$127, and US$20 respectively.

Management is responsible for determining the fair value of options granted to employees and non-employees and considered a number of factors including valuations. As disclosed in Note 2(y), the Group’s share-based compensation cost is measured at the fair value of the award as calculated under the Binomial option-pricing models.

Assumptions used in the option-pricing model are presented below:

Granted to Employees	2014	2015	2016
Average risk-free interest rate	3.09%	1.89%	1.62%
Exercise Multiple	2.2	2.8	2.2
Expected Forfeiture Rate	12.5%	—	—
Expected option life	10 years	10 years	10 years
Volatility rate	58%	50%	87.81%
Dividend yield	0%	0%	0%
Share price	$1.31	$0.74	$0.77

Granted to Non-Employees	2014	2015	2016
Average risk-free interest rate	—	—	0.54%
Exercise Multiple	N/A	N/A	N/A
Expected Forfeiture Rate	—	—	—
Expected option life	—	—	0.5year
Volatility rate	—	—	63.1%
Dividend yield	—	—	—
Share price	—	—	0.65

The Company estimated the risk free rates based on the yield to maturity of China government bonds denominated in US$ as at the option respective valuation dates. Exercise multiple is estimated as the ratio of fair value of stock over the exercise price as at the time the option is exercised, based on a consideration of research study regarding exercise pattern based on historical statistical data. Multiples of 2 to 3 were used for the options granted in valuation analysis. Life of the stock options is the contract life of the option. Based on the option agreements, the contract life of the option are 0.5 or 10 years from respective grant date. The expected volatility at the date of grant date and each option valuation date was estimated based on historical volatility of comparable companies for the period before the grant date with length commensurate with the expected term of the options. The Group has no history or expectation of paying dividends on its common shares. The Group estimated the fair value of the common shares using the income approach or market approach when valuing options granted before IPO while closing prices of the Company’s publicly traded shares were adopted when valuing options granted in post-IPO period.

The Company recognizes share-based compensation expense net of an estimated forfeiture rate and therefore only recognizes compensation cost for those shares expected to vest over the service period of the award. The estimation of the forfeiture rate is based primarily upon historical experience of employee turnover. The Group estimated the forfeiture rate to be 10.8% and 0% for share options granted to employees and senior management, respectively, as of December 31, 2016.

The Company recorded options related share-based compensation expenses of US$3,803, US$875 and US$419 for the years ended December 31, 2014, 2015 and 2016, respectively, attributed using graded-vesting method over the requisite service period. Total fair values of options vested are US$6,208, US$3,465, and US$2,787 for employees and US$1,751, US$2,370, and US$303 for non-employee consultants during the years ended December 31, 2014, 2015 and 2016, respectively. Weighted average grant date fair values per option during the years are US$0.6700, US$0.9240, and US$0.2520 for the years ended December 31, 2014, 2015 and 2016, respectively. The Group did not capitalize any of the share-based compensation expenses as part of the cost of any asset for the years ended December 31, 2014, 2015 and 2016.

As of December 31, 2016, there was US$326 unrecognized compensation expenses related to non-vested options. The expenses are expected to be recognized over a weighted-average period of 2.1 years.

Summary of Restricted Share Activities

The following tables summarize the Group’s restricted share activities for the years ended December 31, 2014, 2015 and 2016:

		Weighted average grant
	Number of shares	date fair value
		US$
Unvested as of December 31, 2014	44,010,208	2.3300
Granted	13,964,640	0.4963
Forfeited	29,532,000	2.4733
Vested	(21,772,325)	1.2057
Unvested as of December 31, 2015	6,670,523	1.5261
Granted	14,844,394	0.6592
Forfeited	(1,497,680)	1.2951
Vested	(19,071,488)	0.8805
Unvested as of December 31, 2016	945,749	1.3054

The fair value of restricted shares was determined by the closing sale price of the shares as quoted on the stock exchange market on the grant date. The total fair value of restricted shares vested during the years ended December 31, 2014, 2015 and 2016 were US$270,601, US$16,388 and US$13,703 respectively, based on the fair value of the respective vesting dates.

The Group recognized restricted share related share-based compensation expenses of US$80,041, US$15,683 and US$12,188 for the years ended December 31, 2014, 2015 and 2016, respectively. As of December 31, 2016, total unrecognized compensation expense relating to the unvested shares was US$349. The expense is expected to be recognized over a weighted average period of 1.6 years using the graded-vesting attribution method. The Group did not capitalize any of the share-based compensation expenses as part of the cost of any asset for the years ended December 31, 2014, 2015 and 2016.